UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

THE RICE HALL JAMES FUNDS

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

                        RICE HALL JAMES MID CAP PORTFOLIO
                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO

                                   [RHJ LOGO]

                               INVESTMENT ADVISER:

                       RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedules of Investments
   Mid Cap Portfolio .....................................................     9
   Small/Mid Cap Portfolio ...............................................    12

Summary Schedule of Investments
   Micro Cap Portfolio ...................................................    15

Statements of Assets and Liabilities .....................................    18

Statements of Operations .................................................    19

Statements of Changes in Net Assets
   Mid Cap Portfolio .....................................................    20
   Small/Mid Cap Portfolio ...............................................    21
   Micro Cap Portfolio ...................................................    22

Financial Highlights
   Mid Cap Portfolio .....................................................    23
   Small/Mid Cap Portfolio ...............................................    24
   Micro Cap Portfolio ...................................................    25

Notes to Financial Statements ............................................    26

Report of Independent Registered Public Accounting Firm ..................    34

Disclosure of Fund Expenses ..............................................    35

Trustees and Officers of The Advisors' Inner Circle Fund .................    38

Approval of Investment Advisory Agreements ...............................    48

Notice to Shareholders ...................................................    51

The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

RHJ FUNDS ANNUAL REPORT
AS OF OCTOBER 31, 2007

In this last fiscal year, we've seen a distinct lead for growth indexes as well as a clear advantage for larger size companies. The best place to be was actually the small to mid cap growth space as measured by the Russell 2500 Growth Index, which topped the performance charts with an impressive 20.4% return. Micro cap stocks however, lagged significantly in comparison and the Russell Microcap Value Index actually ended the year with a negative 0.7% return.

It seemed that volatility came back with a vengeance after the start of the calendar year as we saw some pretty big swings in the market in the second half of the fiscal year. Following the emerging markets slide and the Dow's commensurate 400 point drop on February 27th, investors were continuing at first to pour money into the equity markets even in the face of some pretty daunting economic data. In spite of a clearly slowing economy, the market continued to rally. Uncertainty, however, still lingered. Performance weakened as crude oil prices crept upwards and fears of a damaging credit crunch heightened as sub-prime driven hedge fund losses made the news.

The persistent bullishness came to an end on July 19th as the Dow Jones Industrial Index closed at 14,000 points for the first time, as further hard evidence of a credit crunch came to light. Combined with a continually weakening dollar, crude oil surpassing $80/barrel for the first time, what looked like uninspiring employment numbers and M&A activity drying up, investors finally seemed spooked as the markets sold off dramatically through mid-August. The fear must have been more widespread this time around as the Federal Reserve's (the "Fed") response was nothing short of aggressive: first injecting liquidity into the banking system, then cutting the discount rate unexpectedly and finally announcing 50 basis points off the Fed Funds rate at the scheduled September meeting. The ongoing turmoil in the credit and housing markets is obviously a priority for the Fed now. While the Fed indicated in early August that inflation was still its primary concern, it came out stating just a few days later that it would do all it can to "facilitate the orderly functioning of financial markets" as it started to inject cash into the system. Despite September's minirally and another 25 basis points off the Fed Funds rate, investors can't seem to quite climb the wall of worry with crude oil now approaching $100/barrel (almost double what it was in January) and a weakening dollar.

The good news however is that the RHJ portfolios have participated strongly in recent market runs and have held their own on the dips. Our focus on reasonable expectations and stable earnings growth have and should continue to benefit the portfolios as the risk premium gradually reappears in the equity

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

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markets.  Our  belief  has been  that  large  capitalization  stock  performance leadership after such a long period of small cap outperformance, would be an indication that investors are starting to price risk into the market. While it is always difficult to identify a definitive turn, we are certainly encouraged with the market activity providing further evidence of some renewed and much needed focus on quality and valuation.

During this past year, investors have for the most part, stayed away from the speculative names that have led previous rallies. It is clear that investors' confidence here and abroad has been shaken, forcing central banks globally to intervene. Upcoming economic data will be closely watched as investors want to see some evidence of economic growth but would also like to see the Fed's easing stance last longer. What this probably means is that further volatility will be seen. Having said that, the stock market has been very resilient and with an accommodating Fed, it is premature to predict a recession. We can only hope that further sub-prime defaults and a prolonged housing downturn will have a limited trickle-down effect on earnings growth going forward. As active bottom-up stock pickers, we continue to look for stable, growing and unique companies that will outperform in any environment.

RHJ MID CAP PORTFOLIO
---------------------

--------------------------------------------------------------------------------
                                                              CALENDAR
AS OF OCTOBER 31, 2007                             6 MONTHS      YTD     1 YEAR
--------------------------------------------------------------------------------
RHJ MID CAP PORTFOLIO [NET]                          5.11%     14.20%    19.74%
--------------------------------------------------------------------------------
Russell Midcap Index                                 2.67%     11.25%    15.24%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                          7.11%     16.24%    19.72%
--------------------------------------------------------------------------------

For the year ended October 31, 2007, THE RHJ MID CAP PORTFOLIO (the "Fund") generated a 19.74% return, exceeding the Russell Midcap Index' 15.24% return. During the period, very strong stock selection within the Fund's Consumer Discretionary sector resulted in an impressive 54% return compared to just 6% for the index sector. This sector alone added over 600 basis points of relative performance. Energy was the winning sector for the Russell Midcap Index with a 43% return. Our overweight to Energy combined with a 45% return was an added positive. On the other hand, the Financials sector was weakest in the Index with a -1% return, so our 8% underweight proved advantageous there. Within Technology, the Fund sector returned 30%, almost double the return of the index sector. These three sectors added another 460 basis points of relative performance. The areas where stock selection did lag were Health Care and Industrials. Within Health Care, our overweight was a positive but the 14% return lagged by almost 4%. Our overweight to Industrials was also a positive

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

but the Fund sector's 7% return underperformed the index's 29% return. As you may recall, our Fund has typically focused on consistent growth companies (including business service issues) in the Industrial sector, compared to companies with greater economic sensitivity and this has continued to detract from performance. These two sectors cost the Fund about 390 basis points of relative performance. Having said that, the Fund's overall performance has been very strong during the period.

RHJ SMALL/MID CAP PORTFOLIO
---------------------------

--------------------------------------------------------------------------------
                                                              CALENDAR
AS OF OCTOBER 31, 2007                             6 MONTHS      YTD     1 YEAR
--------------------------------------------------------------------------------
RHJ SMALL/MID CAP PORTFOLIO [NET]                   10.47%     14.37%    19.30%
--------------------------------------------------------------------------------
Russell 2500 Index                                   2.31%      8.67%    12.71%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                            8.80%     16.67%    20.36%
--------------------------------------------------------------------------------
Russell 2000 Index                                   2.25%      6.12%     9.27%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                            8.66%     14.27%    16.73%
--------------------------------------------------------------------------------

THE RHJ SMALL/MID CAP PORTFOLIO (the "Fund") was up 19.30% during the year ended October 31, 2007 compared to a 12.71% return for the Russell 2500 Index. The Fund recovered very strongly after a more difficult first half of the year and managed to surpass the Russell 2500 Index. We were very encouraged to see that the Fund outperformed in the traditional growth sectors: Consumer Discretionary, Health Care and Technology. Within Consumer Discretionary, the Fund was up 37%, compared to 4% for the index. Health Care generated a 25% return, versus the index's 19%. Finally, within Technology, our stocks were up 33% compared to 19% for the index. Combined, these three sectors added 1,000 basis points of relative performance for the year. However, sectors that detracted from performance during the period were Energy, Industrials and Materials. Within Energy, the Fund sector was down 5% compared to a 32% return for the Index. Stock selection also suffered in the Industrials sector, where our 14% return lagged the Index return of 23%. Materials was the best performing sector in the Index with a 33% return. Our underweight to this strong sector combined with a 13% return was an overall negative. These three sectors together cost the Fund 460 basis points of relative performance. Going forward, the Fund will measure and analyze performance to the Russell 2000 Index and the Russell 2000 Growth Index as its new primary and secondary benchmarks, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

RHJ MICRO CAP PORTFOLIO
-----------------------

--------------------------------------------------------------------------------
                                                              CALENDAR
AS OF OCTOBER 31, 2007                             6 MONTHS      YTD     1 YEAR
--------------------------------------------------------------------------------
RHJ MICRO CAP PORTFOLIO [NET]                        5.12%      8.40%    13.96%
--------------------------------------------------------------------------------
Russell 2000 Index                                   2.25%      6.12%     9.27%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                            8.66%     14.27%    16.73%
--------------------------------------------------------------------------------
Russell Microcap Index                              (1.39)%     0.97%     4.43%
--------------------------------------------------------------------------------
Russell Microcap Growth Index                        3.76%      6.85%    10.53%
--------------------------------------------------------------------------------

THE RHJ MICRO CAP PORTFOLIO (the "Fund") returned 13.96% for the fiscal year ended October 31, 2007, ahead of the 9.27% return of the Russell 2000 Index. While Microcap stocks as a whole, did not fare as well as their larger counterparts, the Fund was able to pull significantly ahead of its benchmark this year.

During this period, the two weakest areas in the Russell 2000 Index were Consumer Discretionary and Financials. Within Consumer Discretionary, our
overweight combined with a -12% return hurt the Fund. Conversely, our significant underweight to Financials combined with a market-like -10% return was an overall positive. Consumer Discretionary cost us 270 basis points of relative performance but Financials alone more than offset that by adding over 320 basis points of relative outperformance. Another area of strength for the Fund was Health Care where an overweight position combined with a 41% return added 400 basis points of performance. On the other hand, our lack of exposure to Materials, the strongest sector in the Index, hurt us during the period. Strong stock selection in both Consumer Staples (up 62%) and Technology (up 20%) more than made up for it. Going forward, the Fund will use the Russell Microcap Index and the Russell Microcap Growth Index as two additional secondary benchmarks.

INVESTMENT MANAGEMENT TEAM

The RHJ Funds

November 12, 2007

This represents the management's assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

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DEFINITION OF COMPARATIVE INDICES
---------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2500 INDEX is an unmanaged index comprised of 2,500 stocks of U.S. companies with small market capitalization.

RUSSELL 2500 GROWTH INDEX measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

RUSSELL MICROCAP INDEX is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

RUSSELL MICROCAP GROWTH INDEX measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     ----------------------------------
                        AVERAGE ANNUAL TOTAL RETURN**
                      FOR PERIOD ENDED OCTOBER 31, 2007
                     ----------------------------------
                                             Inception
                      1 Year     3 Years      to date
                     ----------------------------------
                      19.74%      16.73%      17.18%
                     ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             RICE HALL JAMES MID CAP PORTFOLIO   RUSSELL MIDCAP INDEX   RUSSELL MIDCAP GROWTH INDEX
7/30/04*     $10,000                             $10,000                $10,000
2004          10,530                              10,656                 10,593
2005          11,851                              12,583                 12,278
2006          13,986                              14,774                 14,060
2007          16,746                              17,025                 16,832

                                        Periods ended on October 31st

*    Commencement of operations.

** If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS DO NOT REFLECT ANY FEES OR EXPENSES. IF
SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                 --------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN*
                     FOR YEAR ENDED OCTOBER 31, 2007
                 --------------------------------------
                 1 Year    3 Years   5 Years   10 Years
                 --------------------------------------
                 19.30%    12.83%     13.91%     9.27%
                 --------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           RICE HALL JAMES           RUSSELL 2500     RUSSELL 2500    RUSSELL 2000    RUSSELL 2000
           SMALL/MID CAP PORTFOLIO   INDEX            GROWTH INDEX    INDEX**         GROWTH INDEX
10/31/97   $10,000                   $10,000          $10,000         $10,000         $10,000
1998        10,333                     9,230            8,615           8,815           8,414
1999        10,468                    10,891           11,836          10,126          10,878
2000        14,561                    13,426           15,353          11,889          12,635
2001        14,716                    11,793           10,269          10,379           8,655
2002        12,645                    10,715            8,150           9,178           6,788
2003        16,135                    15,183           11,798          13,158           9,949
2004        16,884                    17,056           12,522          14,701          10,499
2005        18,405                    19,597           14,253          16,477          11,645
2006        20,329                    23,064           16,470          19,769          13,632
2007        24,252                    25,996           19,824          21,601          15,913

                                      Periods ended on October 31st

* If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

** The Fund changed its primary benchmark from the Russell 2500 Index to the Russell 2000 Index because the Russell 2000 Index is more representative of the type of securities in which the Fund invests.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                 --------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN*
                     FOR YEAR ENDED OCTOBER 31, 2007
                 --------------------------------------
                 1 Year    3 Years   5 Years   10 Years
                 --------------------------------------
                 13.96%    14.16%     20.68%    10.89%
                 --------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            RICE HALL JAMES         RUSSELL 2000   RUSSELL 2000       RUSSELL MICROCAP    RUSSELL MICROCAP
            MICRO CAP PORTFOLIO     INDEX          GROWTH INDEX       INDEX**             GROWTH INDEX
10/31/97    $10,000                  $10,000        $10,000
1998          7,914                    8,815          8,414
1999          9,830                   10,126         10,878
2000         12,486                   11,889         12,635            $12,486             $12,486
2001         13,134                   10,379          8,655             11,923               9,282
2002         10,991                    9,178          6,788             10,898               7,286
2003         16,810                   13,158          9,949             17,880              12,369
2004         18,903                   14,701         10,499             19,094              12,244
2005         22,205                   16,477         11,645             21,398              13,593
2006         24,681                   19,769         13,632             25,010              15,455
2007         28,127                   21,601         15,913             26,118              17,083

                                      Periods ended on October 31st

 * If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

** The Russell Microcap Index consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The performance of the Russell Microcap Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes. This is a new index that has been chosen as a secondary benchmark index because it does not yet have a long enough performance history to serve as the primary index. The Adviser believes, however, that the Russell Microcap Index is the most appropriate broad-based securities index to be used for comparative purposes given the investment strategy of the Fund.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Industrials                                                               17.1%
Consumer Discretionary                                                    15.6%
Health Care                                                               15.5%
Information Technology                                                    13.7%
Energy                                                                     8.5%
Materials                                                                  8.1%
Financials                                                                 7.3%
Consumer Staples                                                           6.8%
Cash Equivalents                                                           4.8%
Utilities                                                                  2.6%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.9%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
CONSUMER DISCRETIONARY -- 15.1%                        ---------   ------------
   GameStop, Cl A* .................................      12,421   $    735,572
   International Game Technology ...................      17,026        742,504
   Marriott International, Cl A ....................      15,458        635,478
   Royal Caribbean Cruises .........................      16,046        688,052
   Scientific Games, Cl A* .........................      15,565        562,675
   Weight Watchers International ...................      10,724        549,498
                                                                   ------------
                                                                      3,913,779
                                                                   ------------
CONSUMER STAPLES -- 6.6%
   BJ's Wholesale Club* ............................      21,171        759,616
   Herbalife .......................................      13,724        605,091
   Smithfield Foods* ...............................      11,824        338,994
                                                                   ------------
                                                                      1,703,701
                                                                   ------------
ENERGY -- 8.2%
   BJ Services .....................................      32,359        815,123
   Consol Energy ...................................       9,007        508,895
   Noble ...........................................      15,047        796,739
                                                                   ------------
                                                                      2,120,757
                                                                   ------------
FINANCIALS -- 7.1%
   Mercury General .................................      12,533        643,068
   Synovus Financial ...............................      26,864        708,135
   TD Ameritrade Holding* ..........................      25,464        487,381
                                                                   ------------
                                                                      1,838,584
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------

HEALTH CARE -- 14.9%
   Barr Pharmaceuticals* ...........................       9,502   $    544,655
   DaVita* .........................................       5,993        390,684
   Patterson* ......................................      20,725        810,555
   Pediatrix Medical Group* ........................      10,304        674,912
   Pharmaceutical Product Development ..............      20,271        856,247
   Varian Medical Systems* .........................      12,363        602,943
                                                                   ------------
                                                                      3,879,996
                                                                   ------------
INDUSTRIALS -- 16.5%
   Allied Waste Industries* ........................      48,343        611,055
   BE Aerospace* ...................................      16,038        797,249
   Dover ...........................................      11,942        549,332
   Flowserve .......................................       6,334        500,133
   MSC Industrial Direct, Cl A .....................      17,206        838,104
   Ryder System ....................................      11,349        543,050
   Steelcase, Cl A .................................      25,380        453,541
                                                                   ------------
                                                                      4,292,464
                                                                   ------------
INFORMATION TECHNOLOGY -- 13.2%
   Ansys* ..........................................      16,120        625,617
   Harris ..........................................      13,146        796,122
   Kla-Tencor ......................................      15,527        817,496
   SAIC* ...........................................      27,980        551,486
   SanDisk* ........................................      14,213        631,057
                                                                   ------------
                                                                      3,421,778
                                                                   ------------
MATERIALS -- 7.8%
   Albemarle .......................................       8,137        388,623
   International Flavors & Fragrances ..............      17,805        929,599
   Pactiv* .........................................      25,865        710,512
                                                                   ------------
                                                                      2,028,734
                                                                   ------------
UTILITIES -- 2.5%
   Covanta Holding* ................................      24,403        661,565
                                                                   ------------
   Total Common Stock
      (Cost $21,485,912)                                             23,861,358
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.7%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ---------   ------------

CASH EQUIVALENTS (A) -- 4.7%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.850% ......................   1,024,613   $  1,024,613
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 4.470% ......................     184,086        184,086
                                                                   ------------

   Total Short-Term Investments
      (Cost $1,208,699) ............................                  1,208,699
                                                                   ------------
   Total Investments -- 96.6%
      (Cost $22,694,611) ...........................               $ 25,070,057
                                                                   ============

      Percentages are based on Net Assets of $25,949,075.

  *   Non-income producing security.

(A)   Rate shown is the 7-day effective yield as of October 31, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                                    28.7%
Industrials                                                               17.9%
Health Care                                                               16.9%
Consumer Discretionary                                                     8.8%
Cash Equivalents                                                           7.6%
Consumer Staples                                                           7.6%
Financials                                                                 5.0%
Materials                                                                  3.9%
Energy                                                                     3.6%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.1%**
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------   -------------
CONSUMER DISCRETIONARY -- 8.8%
   Iconix Brand Group* ............................      90,500   $   2,067,925
   LKQ* ...........................................      32,600       1,257,056
   Quiksilver* ....................................      82,100       1,108,350
   Sonic Automotive, Cl A .........................      54,800       1,384,248
                                                                  -------------
                                                                      5,817,579
                                                                  -------------
CONSUMER STAPLES -- 7.7%
   Chiquita Brands International* .................      97,600       1,830,000
   Darling International* .........................     115,100       1,157,906
   Hain Celestial Group* ..........................      59,100       2,072,046
                                                                  -------------
                                                                      5,059,952
                                                                  -------------
ENERGY -- 3.6%
   Exterran Holdings* .............................      16,485       1,388,037
   Tetra Technologies* ............................      50,000         984,500
                                                                  -------------
                                                                      2,372,537
                                                                  -------------
FINANCIALS -- 5.1%
   IPC Holdings ...................................      44,600       1,333,986
   Mercury General ................................      20,400       1,046,724
   TradeStation Group* ............................      77,800         949,160
                                                                  -------------
                                                                      3,329,870
                                                                  -------------
HEALTH CARE -- 17.0%
   Healthways* ....................................      36,100       2,191,270
   PerkinElmer ....................................      47,800       1,315,456
   Perrigo ........................................      71,800       1,702,378
   Pharmaceutical Product Development .............      45,200       1,909,248
   Sirona Dental Systems* .........................      42,600       1,433,064

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------   -------------
HEALTH CARE -- (CONTINUED)
   SurModics* .....................................      36,000   $   2,042,640
   Zoll Medical* ..................................      25,800         631,068
                                                                  -------------
                                                                     11,225,124
                                                                  -------------
INDUSTRIALS -- 18.0%
   AAR* ...........................................      64,100       2,054,405
   Actuant, Cl A ..................................      21,500       1,483,070
   Allied Waste Industries* .......................      78,000         985,920
   Bucyrus International, Cl A ....................      17,300       1,427,250
   EnerSys* .......................................      71,700       1,299,204
   Horizon Lines, Cl A ............................      42,500       1,337,050
   Innerworkings* .................................      58,700         944,483
   Triumph Group ..................................      21,290       1,695,110
   Watsco .........................................      15,600         649,584
                                                                  -------------
                                                                     11,876,076
                                                                  -------------
INFORMATION TECHNOLOGY -- 29.0%
   Acacia Research - Acacia Technologies* .........      45,100         744,601
   Ansys* .........................................      41,500       1,610,615
   Aspen Technology* ..............................     107,400       1,873,056
   Cogent* ........................................      64,700         955,619
   Coherent* ......................................      32,200       1,056,160
   Comtech Group* .................................      60,400       1,299,204
   Daktronics .....................................      64,219       1,915,010
   j2 Global Communications* ......................      51,900       1,748,511
   Jack Henry & Associates ........................      60,100       1,756,122
   Kenexa* ........................................      48,200       1,413,224
   Mantech International, Cl A* ...................      47,200       1,876,672
   Micros Systems* ................................      20,000       1,436,400
   Microsemi* .....................................      53,100       1,412,991
                                                                  -------------
                                                                     19,098,185
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------   -------------
MATERIALS -- 3.9%
   International Flavors & Fragrances .............      32,200   $   1,681,162
   Valspar ........................................      35,200         881,056
                                                                  -------------
                                                                      2,562,218
                                                                  -------------
   Total Common Stock
      (Cost $50,932,196) ..........................                  61,341,541
                                                                  -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.7%
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 7.7%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 4.850% ....................   2,650,060       2,650,060
   HighMark U.S. Government Money Market Fund,
      Fiduciary Shares, 4.470% ....................   2,412,319       2,412,319
                                                                  -------------
   Total Short-Term Investments
      (Cost $5,062,379) ...........................                   5,062,379
                                                                  -------------
   Total Investments -- 100.8%
      (Cost $55,994,575) ..........................               $  66,403,920
                                                                  =============

      Percentages are based on Net Assets of $65,903,934.

  *   Non-income producing security.

 ** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)   Rate shown is the 7-day effective yield as of October 31, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     28.5%
Industrials                                                                19.3%
Health Care                                                                17.4%
Consumer Discretionary                                                     15.7%
Financials                                                                  5.6%
Energy                                                                      5.3%
Cash Equivalents                                                            4.9%
Utilities                                                                   1.3%
Consumer Staples                                                            1.1%
Telecommunication Services                                                  0.9%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.8%**
--------------------------------------------------------------------------------

                                                  % OF
                                               NET ASSETS     SHARES         VALUE
                                               ----------   ----------   -------------
CONSUMER DISCRETIONARY -- 15.7%
   Animal Health International* ............      1.1%         218,500   $   2,381,650
   Conn's* .................................      1.7          146,000       3,733,220
   FGX International Holdings* .............      1.2          146,300       2,501,730
   Hibbett Sports* .........................      1.0           95,100       2,243,409
   McCormick & Schmick's Seafood
      Restaurants*..........................      1.1          134,900       2,290,602
   Monarch Casino & Resort* ................      1.6          114,700       3,508,673
   Peet's Coffee & Tea* ....................      1.0           80,100       2,184,327
   Spartan Motors ..........................      1.6          247,000       3,467,880
   Other Securities ........................      5.4                       11,682,309
                                                                         -------------
                                                                            33,993,800
                                                                         -------------
CONSUMER STAPLES -- 1.1%
   Darling International* ..................      1.1          241,900       2,433,514
                                                                         -------------
ENERGY -- 5.3%
   Petroquest Energy* ......................      2.7          443,900       5,726,310
   T-3 Energy Services* ....................      2.2          100,082       4,755,897
   Other Securities ........................      0.4                          955,500
                                                                         -------------
                                                                            11,437,707
                                                                         -------------
FINANCIALS -- 5.5%
   Bancorp* ................................      1.3          161,000       2,889,950
   Dollar Financial* .......................      1.2           81,700       2,679,760
   Other Securities ........................      3.0                        6,409,207
                                                                         -------------
                                                                            11,978,917
                                                                         -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                  % OF
                                               NET ASSETS     SHARES         VALUE
                                               ----------   ----------   -------------
HEALTH CARE -- 17.3%
   Air Methods* ............................      1.7%          70,500   $   3,804,885
   Akorn* ..................................      1.8          517,943       3,822,419
   Angiodynamics* ..........................      1.6          172,400       3,448,000
   Emergent Biosolutions* ..................      1.8          381,686       3,847,395
   Medtox Scientific* ......................      1.2          150,700       2,613,138
   Natus Medical* ..........................      2.0          241,200       4,365,720
   Providence Service* .....................      1.3           90,600       2,880,174
   Skilled Healthcare Group* ...............      1.3          170,800       2,797,704
   Spectranetics* ..........................      2.1          280,400       4,486,400
   Other Securities ........................      2.5                        5,462,702
                                                                         -------------
                                                                            37,528,537
                                                                         -------------
INDUSTRIALS -- 19.3%
   Allegiant Travel* .......................      1.1           68,700       2,474,574
   Columbus McKinnon* ......................      1.4           91,700       3,042,606
   Healthcare Services Group ...............      1.4          140,650       3,088,674
   Ladish* .................................      1.6           76,800       3,524,352
   Limco Piedmont* .........................      1.5          218,800       3,181,352
   On Assignment* ..........................      1.3          323,900       2,701,326
   PeopleSupport* ..........................      1.0          186,000       2,142,720
   Standard Parking* .......................      1.2           60,880       2,611,752
   Team* ...................................      2.6          176,700       5,687,973
   Vocus* ..................................      1.1           63,600       2,288,328
   Other Securities ........................      5.1                       10,947,722
                                                                         -------------
                                                                            41,691,379
                                                                         -------------
INFORMATION TECHNOLOGY -- 28.4%
   Acacia Research - Acacia Technologies* ..      1.1          149,800       2,473,198
   Aladdin Knowledge Systems* ..............      1.1          102,900       2,464,455
   Comtech Group* ..........................      1.8          182,184       3,918,778
   Globecomm Systems* ......................      1.7          239,700       3,700,968
   HMS Holdings* ...........................      1.2           94,500       2,690,415
   InterVoice* .............................      1.6          342,500       3,356,500
   Ipass* ..................................      1.0          464,600       2,230,080
   JDA Software Group* .....................      1.0           87,300       2,179,008
   Kenexa* .................................      1.7          123,540       3,622,193
   Magma Design Automation* ................      1.3          185,400       2,760,606
   Measurement Specialties* ................      2.1          163,400       4,532,716
   Seachange International* ................      1.0          347,683       2,159,112
   Secure Computing* .......................      1.3          293,600       2,906,640

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                  % OF
                                               NET ASSETS     SHARES         VALUE
                                               ----------   ----------   -------------
INFORMATION TECHNOLOGY -- (CONTINUED)
   SupportSoft* ............................      1.1%         485,300   $   2,329,440
   TheStreet.com ...........................      1.1          179,300       2,420,550
   Tyler Technologies* .....................      1.4          184,300       2,970,916
   Website Pros* ...........................      1.0          222,900       2,257,977
   Other Securities ........................      5.9                       12,606,767
                                                                         -------------
                                                                            61,580,319
                                                                         -------------
TELECOMMUNICATION SERVICES -- 0.9%
   Other Securities ........................      0.9                        1,917,592
                                                                         -------------
UTILITIES -- 1.3%
   Consolidated Water ......................      1.3           85,800       2,844,270
                                                                         -------------
   Total Common Stock
      (Cost $173,392,542) ..................                               205,406,035
                                                                         -------------

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.9%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.9%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.850% (A) ..........      4.0        8,578,889       8,578,889
   Other Cash Equivalent ...................      0.9                        1,982,561
                                                                         -------------
   Total Short Term Investments
      (Cost $10,561,450) ...................                                10,561,450
                                                                         -------------
   Total Investments -- 99.7%
      (Cost $183,953,992) ..................                             $ 215,967,485
                                                                         =============

      Percentages are based on Net Assets of $216,549,681.

  *   Non income producing security.

 ** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)   Rate shown is the 7-day effective yield as of October 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ FUNDS
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                         MID CAP     SMALL/MID CAP      MICRO CAP
                                                                        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                      ------------   -------------   --------------
ASSETS:
Investments at Value
   (Cost $22,694,611, $55,994,575 and $183,953,992 respectively) ..   $ 25,070,057   $  66,403,920   $  215,967,485
Cash ..............................................................             --              --            5,577
Receivable for Investment Securities Sold .........................        835,543       1,800,067        5,383,500
Receivable for Capital Shares Sold ................................         60,099          11,314           93,296
Dividends and Interest Receivable .................................         14,202          17,582           66,274
Prepaid Expenses ..................................................          5,901           6,624            7,319
                                                                      ------------   -------------   --------------
   TOTAL ASSETS ...................................................     25,985,802      68,239,507      221,523,451
                                                                      ------------   -------------   --------------
LIABILITIES:
Payable Due to Investment Adviser .................................         15,268          45,030          138,033
Payable Due to Distributor ........................................          6,493              --               --
Payable Due to Administrator ......................................          2,517           6,541           21,388
Payable for Capital Shares Redeemed ...............................             --       1,713,518          398,476
Payable for Investment Securities Purchased .......................             --         541,578        4,271,489
Payable Due to Trustees ...........................................            502           1,314            4,264
Chief Compliance Officer Fees Payable .............................            271             686            2,611
Other Accrued Expenses ............................................         11,676          26,906          137,509
                                                                      ------------   -------------   --------------
   TOTAL LIABILITIES ..............................................         36,727       2,335,573        4,973,770
                                                                      ------------   -------------   --------------
NET ASSETS ........................................................   $ 25,949,075   $  65,903,934   $  216,549,681
                                                                      ============   =============   ==============
NET ASSETS CONSIST OF:
Paid-in Capital ...................................................   $ 22,419,000   $  45,814,355   $  160,891,523
Accumulated Net Realized Gain on Investments ......................      1,154,629       9,680,234       23,644,665
Net Unrealized Appreciation on Investments ........................      2,375,446      10,409,345       32,013,493
                                                                      ------------   -------------   --------------
NET ASSETS ........................................................   $ 25,949,075   $  65,903,934   $  216,549,681
                                                                      ============   =============   ==============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) ....................            n/a       4,732,597        9,865,478
                                                                      ============   =============   ==============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) ....................      1,681,051             n/a              n/a
                                                                      ============   =============   ==============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Institutional Class .........................            n/a   $       13.93   $        21.95
                                                                      ============   =============   ==============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Investor Class ..............................   $      15.44             n/a              n/a
                                                                      ============   =============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               RHJ FUNDS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                         MID CAP     SMALL/MID CAP      MICRO CAP
                                                                        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                      ------------   -------------   --------------
INVESTMENT INCOME
Dividends .........................................................   $    216,634   $     430,609   $    1,051,847
Less: Foreign Taxes Withheld ......................................             --              --             (375)
                                                                      ------------   -------------   --------------
   TOTAL INCOME ...................................................        216,634         430,609        1,051,472
                                                                      ------------   -------------   --------------
EXPENSES
Investment Advisory Fees ..........................................        165,760         577,708        1,578,693
Distribution Fees .................................................         46,049              --               --
Administration Fees ...............................................         21,546          84,827          247,043
Trustees' Fees ....................................................          1,554           5,934           17,533
Chief Compliance Officer Fees(1) ..................................          1,000           3,720           11,793
Shareholder Servicing Fees ........................................             --           6,139          423,264
Transfer Agent Fees ...............................................         30,943          47,270           86,008
Registration and Filing Fees ......................................         16,561          13,784           16,764
Legal Fees ........................................................          5,176          17,210           53,613
Printing Fees .....................................................          4,761           7,994           32,826
Audit Fees ........................................................          4,295          13,666           41,260
Custodian Fees ....................................................          1,616           7,076           17,540
Other Expenses ....................................................          1,452           5,330           12,444
                                                                      ------------   -------------   --------------
   EXPENSES BEFORE EXPENSE WAIVER AND FEES PAID
     INDIRECTLY ...................................................        300,713         790,658        2,538,781
                                                                      ------------   -------------   --------------
Less:
Waiver of Investment Advisory Fees ................................        (42,528)             --               --
Fees Paid Indirectly(2) ...........................................           (308)        (52,201)          (3,157)
                                                                      ------------   -------------   --------------

   NET EXPENSES AFTER EXPENSE WAIVER AND FEES PAID
     INDIRECTLY ...................................................        257,877         738,457        2,535,624
                                                                      ------------   -------------   --------------
NET INVESTMENT LOSS ...............................................        (41,243)       (307,848)      (1,484,152)
                                                                      ------------   -------------   --------------
NET REALIZED GAIN ON INVESTMENTS ..................................      1,204,369      10,084,138       25,141,480
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ....................................................      1,763,190       3,195,149        3,699,193
                                                                      ------------   -------------   --------------
TOTAL NET GAIN ON INVESTMENTS .....................................      2,967,559      13,279,287       28,840,673
                                                                      ------------   -------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $  2,926,316   $  12,971,439   $   27,356,521
                                                                      ============   =============   ==============

(1)   See Note 3 in Notes to Financial Statements.

(2)   See Note 4 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED      YEAR ENDED
                                                                       OCTOBER 31,     OCTOBER 31,
                                                                          2007            2006
                                                                      -------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ...................................   $     (41,243)  $      3,265
   Net Realized Gain on Investments ...............................       1,204,369        473,741
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................       1,763,190        374,963
                                                                      -------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........       2,926,316        851,969
                                                                      -------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..........................................         (11,691)            --
   Net Realized Gain ..............................................        (446,536)      (113,029)
                                                                      -------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................        (458,227)      (113,029)
                                                                      -------------   ------------

CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................      17,018,767      4,569,948
   Reinvestment of Distributions ..................................         458,227        112,970
   Redeemed .......................................................      (2,574,601)      (281,725)
                                                                      -------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS..................................................      14,902,393      4,401,193
                                                                      -------------   ------------
   TOTAL INCREASE IN NET ASSETS ...................................      17,370,482      5,140,133

NET ASSETS:
   Beginning of Year ..............................................       8,578,593      3,438,460
                                                                      -------------   ------------
   End of Year ....................................................   $  25,949,075   $  8,578,593
                                                                      =============   ============
Undistributed Net Investment Income ...............................   $          --   $      3,265
                                                                      =============   ============

SHARES ISSUED AND REDEEMED:
   Issued .........................................................       1,191,582        355,949
   Reinvestment of Distributions ..................................          33,646          9,283
   Redeemed .......................................................        (179,301)       (22,502)
                                                                      -------------   ------------
   NET INCREASE FROM SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS .................................................       1,045,927        342,730
                                                                      =============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED      YEAR ENDED
                                                                       OCTOBER 31,     OCTOBER 31,
                                                                          2007            2006
                                                                      -------------   ------------
OPERATIONS:
   Net Investment Loss ............................................   $    (307,848)  $   (312,289)
   Net Realized Gain on Investments ...............................      10,084,138     28,139,303
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...............................................       3,195,149    (13,409,923)
                                                                      -------------   ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....................................      12,971,439     14,417,091
                                                                      -------------   ------------
DISTRIBUTIONS:
   Net Realized Gain ..............................................     (17,981,999)   (16,916,063)
                                                                      -------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................       3,853,074      9,656,815
   Reinvestment of Distributions ..................................      15,705,138     13,778,003
   Redeemed .......................................................     (27,206,434)  (103,138,150)
                                                                      -------------   ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS .................................................      (7,648,222)   (79,703,332)
                                                                      -------------   ------------
   TOTAL DECREASE IN NET ASSETS ...................................     (12,658,782)   (82,202,304)

NET ASSETS:
   Beginning of Year ..............................................      78,562,716    160,765,020
                                                                      -------------   ------------
   End of Year ....................................................   $  65,903,934   $ 78,562,716
                                                                      =============   ============
Undistributed Net Investment Income ...............................   $          --   $         --
                                                                      =============   ============
SHARES ISSUED AND REDEEMED:
   Issued .........................................................         303,659        660,106
   Reinvestment of Distributions ..................................       1,256,677        967,556
   Redeemed .......................................................      (2,048,189)    (6,955,265)
                                                                      -------------   ------------
   NET DECREASE IN SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS .................................................        (487,853)    (5,327,603)
                                                                      =============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED      YEAR ENDED
                                                                       OCTOBER 31,     OCTOBER 31,
                                                                          2007            2006
                                                                      -------------   ------------
OPERATIONS:
   Net Investment Loss ............................................   $  (1,484,152)  $ (1,349,518)
   Net Realized Gain on Investments ...............................      25,141,480     14,150,605
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments ..................................................       3,699,193      7,397,636
                                                                      -------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      27,356,521     20,198,723
                                                                      -------------   ------------
DISTRIBUTIONS:
   Net Realized Gain ..............................................     (13,998,799)   (29,307,463)
                                                                      -------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................      33,914,265     34,614,497
   Reinvestment of Distributions ..................................      13,420,243     28,538,058
   Redemption Fees(1) .............................................          29,735         57,811
   Redeemed .......................................................     (42,571,774)   (48,070,977)
                                                                      -------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS .................................................       4,792,469     15,139,389
                                                                      -------------   ------------
   TOTAL INCREASE IN NET ASSETS ...................................      18,150,191      6,030,649

NET ASSETS:
   Beginning of Year ..............................................     198,399,490    192,368,841
                                                                      -------------   ------------
   End of Year ....................................................   $ 216,549,681   $198,399,490
                                                                      =============   ============
Undistributed Net Investment Income ...............................   $          --   $         --
                                                                      =============   ============
SHARE ISSUED AND REDEEMED:
   Issued .........................................................       1,638,577      1,700,080
   Reinvestment of Distributions ..................................         658,178      1,462,740
   Redeemed .......................................................      (2,035,724)    (2,393,828)
                                                                      -------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS .................................................         261,031        768,992
                                                                      =============   ============

(1)   See Note 2 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SELECTED PER SHARE DATA & RATIOS
                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                             OCTOBER 31,      OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                2007             2006             2005              2004*
                                             -----------      -----------      -----------      ------------
Net Asset Value, Beginning of Period .....   $     13.51      $     11.76      $     10.53      $      10.00
                                             -----------      -----------      -----------      ------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)(1) .......         (0.03)            0.01            (0.05)            (0.01)
   Net Realized and Unrealized Gain ......          2.60             2.07             1.37              0.54
                                             -----------      -----------      -----------      ------------
   Total from Investment Operations ......          2.57             2.08             1.32              0.53
                                             -----------      -----------      -----------      ------------
Dividends and Distributions:
   Net Investment Income .................         (0.01)              --            (0.07)               --
   Net Realized Gain .....................         (0.63)           (0.33)           (0.02)               --
                                             -----------      -----------      -----------      ------------
   Total Dividends and Distributions .....         (0.64)           (0.33)           (0.09)               --
                                             -----------      -----------      -----------      ------------
   Net Asset Value, End of Period ........   $     15.44      $     13.51      $     11.76      $      10.53
                                             ===========      ===========      ===========      ============
   TOTAL RETURN+ .........................         19.74%           18.01%           12.55%             5.30%
                                             ===========      ===========      ===========      ============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....   $    25,949      $     8,579      $     3,438      $      1,824
Ratio of Net Expenses to Average Net
   Assets ................................          1.40%(2)         1.40%(2)         1.41%(2)          1.40%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Reimbursements
   and Fees Paid Indirectly) .............          1.63%            2.06%            4.39%             8.48%**
Ratio of Net Investment Income (Loss)
   to Average Net Assets .................         (0.22)%           0.05%           (0.43)%           (0.51)%**
Portfolio Turnover Rate ..................            81%              72%              50%                5%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

  *   FUND COMMENCED OPERATIONS ON JULY 30, 2004.

 **   ANNUALIZED.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     SELECTED PER SHARE DATA & RATIOS
                                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         YEARS ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------------------
                                                2007             2006             2005             2004               2003
                                             -----------      -----------      -----------      ------------      ------------
Net Asset Value, Beginning of Year .......   $     15.05      $     15.24      $     13.98      $      13.36      $      10.47
                                             -----------      -----------      -----------      ------------      ------------
Income (Loss) from Investment Operations:
   Net Investment Loss ...................         (0.06)(1)        (0.04)(1)        (0.03)(1)         (0.06)(1)         (0.04)
   Net Realized and Unrealized Gain ......          2.48             1.54             1.29              0.68              2.93
                                             -----------      -----------      -----------      ------------      ------------
   Total from Investment Operations ......          2.42             1.50             1.26              0.62              2.89
                                             -----------      -----------      -----------      ------------      ------------
Distributions:
   Net Realized Gain .....................         (3.54)           (1.69)              --                --                --
                                             -----------      -----------      -----------      ------------      ------------
   Net Asset Value, End of Year ..........   $     13.93      $     15.05      $     15.24      $      13.98      $      13.36
                                             ===========      ===========      ===========      ============      ============
   TOTAL RETURN+ .........................         19.30%           10.45%            9.01%             4.64%            27.60%
                                             ===========      ===========      ===========      ============      ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ......   $    65,904      $    78,563      $   160,765      $    165,904      $    146,625
Ratio of Expenses to Average Net Assets ..          1.02%            1.00%            1.05%             1.00%             1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly) ......          1.09%            1.07%            1.08%             1.04%             1.02%
Ratio of Net Investment Loss to Average
   Net Assets ............................         (0.43)%          (0.25)%          (0.22)%           (0.42)%           (0.38)%
Portfolio Turnover Rate ..................            74%              83%              61%               64%               58%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     SELECTED PER SHARE DATA & RATIOS
                                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         YEARS ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------------------
                                                 2007            2006             2005              2004              2003
                                             -----------      -----------      -----------      ------------      ------------
Net Asset Value, Beginning of Year .......   $     20.66      $     21.77      $     20.68      $      18.92      $      12.37
                                             -----------      -----------      -----------      ------------      ------------

Income (Loss) from Investment Operations:
   Net Investment Loss ...................         (0.15)(1)        (0.14)(1)        (0.16)(1)         (0.16)(1)         (0.12)
   Net Realized and Unrealized Gain ......          2.92             2.37             3.59              2.47              6.67
                                             -----------      -----------      -----------      ------------      ------------

   Total from Investment Operations ......          2.77             2.23             3.43              2.31              6.55
                                             -----------      -----------      -----------      ------------      ------------
   Redemption Fees .......................            --*              --*              --*               --*               --
                                             -----------      -----------      -----------      ------------      ------------

Distributions:
   Net Realized Gain .....................         (1.48)           (3.34)           (2.34)            (0.55)               --
                                             -----------      -----------      -----------      ------------      ------------

   Net Asset Value, End of Year ..........   $     21.95      $     20.66      $     21.77      $      20.68      $      18.92
                                             ===========      ===========      ===========      ============      ============
   TOTAL RETURN+ .........................         13.96%           11.15%           17.47%            12.45%            52.95%
                                             ===========      ===========      ===========      ============      ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ......   $   216,550      $   198,399      $   192,369      $    171,551      $    128,958
Ratio of Expenses to Average Net Assets ..          1.20%            1.19%            1.18%             1.12%             1.13%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly) ......          1.21%            1.20%            1.18%             1.12%             1.13%
Ratio of Net Investment Loss to Average
   Net Assets ............................         (0.71)%          (0.68)%          (0.79)%           (0.79)%           (0.89)%
Portfolio Turnover Rate ..................           127%             114%              99%              106%              121%

  *   VALUE IS LESS THAN $0.01 PER SHARE.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio ("Mid Cap Portfolio"), Rice Hall James Small/Mid Cap Portfolio ("Small/Mid Cap Portfolio"), and Rice Hall James Micro Cap Portfolio ("Micro Cap Portfolio") (each a "Fund" and collectively the "Funds"). The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations between $2 billion and $13.7 billion. The investment objective of the Small/Mid Cap Portfolio is maximum capital appreciation. The Small/Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small and mid cap companies with market capitalizations between $250 million and $4.5 billion. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Micro Cap Portfolio was closed to new investors as of August 31, 2004.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

      the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $29,735 for the year ended October 31, 2007.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

The Small/Mid Cap Portfolio directs certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $49,998, which was used to pay administration expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2007, the Mid Cap Portfolio, Small/Mid Cap Portfolio and the Micro Cap Portfolio earned credits of $308, $2,203 and $3,157, respectively, which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.    INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Small/Mid Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small/Mid Cap Portfolio's and the Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

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THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the year ended October 31, 2007, are as follows:

RHJ FUND                                     PURCHASES         SALES
---------                                  -------------   -------------
Mid Cap Portfolio                          $  27,928,593   $  13,940,510
Small/Mid Cap Portfolio                       51,122,498      79,716,101
Micro Cap Portfolio                          253,052,536     265,654,748

There were no purchases or sales of long-term U.S. Government Securities.

7.    FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise. These differences are primarily due to REIT adjustments, distribution reclassifications and net operating losses.

Permanent book and tax basis differences relating to net operating losses resulted in reclassification for the year ended October 31, 2007 were as follows:

                                                  UNDISTRIBUTED     ACCUMULATED
                                                  NET INVESTMENT   NET REALIZED
RHJ FUND                                              INCOME           LOSS
---------                                         --------------   -------------
Mid Cap Portfolio                                  $    49,669     $    (49,669)
Small/Mid Cap Portfolio                                307,848         (307,848)
Micro Cap Portfolio                                  1,484,152       (1,484,152)

These reclassifications had no impact on the net assets or net asset value of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                       ORDINARY     LONG-TERM
RHJ FUND                                INCOME     CAPITAL GAIN       TOTAL
---------                             ----------   ------------   -------------

Mid Cap                        2007   $  243,434   $    214,793   $     458,227
   Portfolio                   2006       96,589         16,440         113,029

Small/Mid Cap                  2007           --     17,981,999      17,981,999
   Portfolio                   2006           --     16,916,063      16,916,063

Micro Cap                      2007           --     13,998,799      13,998,799
   Portfolio                   2006    7,517,881     21,789,582      29,307,463

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED                      TOTAL
                      ORDINARY        LONG-TERM      UNREALIZED    DISTRIBUTABLE
RHJ FUND               INCOME       CAPITAL GAIN    APPRECIATION     EARNINGS
---------           -------------   -------------   ------------   -------------
Mid Cap
   Portfolio         $   411,817     $   742,812    $  2,375,446   $   3,530,075
Small/Mid Cap
   Portfolio           2,568,238       7,137,175      10,384,166      20,089,579
Micro Cap
   Portfolio          15,883,947       7,827,426      31,946,785      55,658,158

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at October 31, 2007, were as follows:

                                     AGGREGATE      AGGREGATE
                                       GROSS          GROSS
                       FEDERAL       UNREALIZED     UNREALIZED    NET UNREALIZED
RHJ FUND              TAX COST      APPRECIATION   DEPRECIATION    APPRECIATION
---------          -------------   -------------   ------------   --------------
Mid Cap
   Portfolio       $  22,694,611   $   2,902,380   $   (526,934)   $  2,375,446
Small/Mid Cap
   Portfolio          56,019,754      11,338,571       (954,405)     10,384,166
Micro Cap
   Portfolio         184,020,700      42,718,907    (10,772,122)     31,946,785

8.    OTHER:

At October 31, 2007, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

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THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

                                                           NO. OF          %
RHJ FUND                                                SHAREHOLDERS   OWNERSHIP
---------                                               ------------   ---------
Mid Cap Portfolio ...................................        1            82%
Small/Mid Cap Portfolio .............................        3            50%
Micro Cap Portfolio .................................        2            68%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Funds' last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 in their semi-annual report on April 30, 2008. As of October 31, 2007, the Funds' management has not yet completed its evaluation of the impact that will result from adopting FIN 48, however, management does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain

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THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

of the measurements reported on the statement of changes in net assets for a fiscal period.

10.   SUBSEQUENT EVENTS:

At the November 13-14, 2007 Meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Board approved several changes relating to the Small/Mid Cap Portfolio. These changes do not reflect a fundamental change in the investment policy or approach, but were deemed necessary because of the dramatic increases in the capitalization ranges of the Russell indices in June 2007 that the Small/Mid Cap Portfolio uses as benchmarks for performance. In order to maintain its strategy of investing in companies with capitalization ranges of $1 billion to $2 billion, the Small/Mid Cap Portfolio changed its primary benchmark from the Russell 2500 Index to the Russell 2000 Index with a secondary benchmark of the Russell 2000 Growth Index.

In conjunction with the change in its benchmarks, the Small/Mid Cap Portfolio also changed its name from the Rice Hall James Small/Mid Cap Portfolio to the Rice Hall James Small Cap Portfolio and revised its investment objective to state that it "seeks maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in small market capitalization (small cap) companies. The Funds may change their objective without shareholder approval."

In addition, the Board approved a change to the Small/Mid Cap Portfolio's investment strategy from investing 80% of its assets in small to mid-cap securities to investing 80% of its assets in small cap securities. A prerequisite to the change in the Small/Mid Cap Portfolio's investment strategy required providing shareholders 60 days prior written notice. The Small/Mid Cap Portfolio filed a supplement to its prospectus and Statement of Additional Information with the Securities and Exchange Commission on November 21, 2007 to indicate the above changes.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio and the summary schedule of investments of Rice Hall James Micro Cap Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2007

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

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THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                BEGINNING      ENDING                  EXPENSES
                                 ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                  VALUE         VALUE       EXPENSE     DURING
                                05/01/07      10/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Mid Cap Portfolio              $ 1,000.00    $ 1,051.10      1.40%      $ 7.24
Small/Mid Cap Portfolio          1,000.00      1,104.70      1.02         5.41
Micro Cap Portfolio              1,000.00      1,051.20      1.20         6.20
HYPOTHETICAL 5% RETURN
Mid Cap Portfolio              $ 1,000.00    $ 1,018.15      1.40%      $ 7.12
Small/Mid Cap Portfolio          1,000.00      1,020.06      1.02         5.19
Micro Cap Portfolio              1,000.00      1,019.16      1.20         6.11
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

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

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may

                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
 NAME, ADDRESS,                    HELD WITH                    LENGTH OF
     AGE 1                         THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                   Chairman                   (Since 1991)
61 yrs. old                      of the Board
                                  of Trustees

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of November 15, 2007.

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)        OVERSEEN BY           OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS         BOARD MEMBER          HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------

SEI employee 1974-present.           36           Trustee of The Advisors' Inner
Currently performs various                        Circle Fund II, Bishop Street
services on behalf of SEI                         Funds, SEI Asset Allocation
Investments for which Mr.                         Trust, SEI Daily Income Trust,
Nesher is compensated.                            SEI Index Funds. SEI
Executive Vice President of                       Institutional International
SEI Investments, 1986-1994.                       Trust, SEI Institutional
Director and Executive Vice                       Investments Trust, SEI
President of the                                  Institutional Managed Trust,
Administrator and the                             SEI Liquid Asset Trust, SEI
Distributor, 1981-1994.                           Tax Exempt Trust, SEI
                                                  Opportunity Master Fund, L.P.,
                                                  SEI Opportunity Fund, L.P.,
                                                  SEI Global Master Fund, PLC,
                                                  SEI Global Assets Fund, PLC,
                                                  SEI Global Investments Fund,
                                                  PLC, SEI Investments Global,
                                                  Limited, SEI Investments
                                                  Global Fund Services Limited,
                                                  SEI Investments (Europe) Ltd.,
                                                  SEI Investments-Unit Trust
                                                  Management (UK) Limited, and
                                                  SEI Global Nominee Ltd.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Term of
                                 Position(s)           Office and
      Name, Address,              Held with             Length of
          Age 1                   the Trust           Time Served 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN                  Trustee              (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                   Trustee              (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

                                  Number of
                                 Portfolios
                              in The Advisors'
                              Inner Circle Fund
  Principal Occupation(s)        Overseen by           Other Directorships
    During Past 5 Years         Board Member          Held by Board Member 3
--------------------------------------------------------------------------------

Self Employed Consultant             36           Director of SEI Investments
since 2003. Partner,                              Company and SEI Investments
Morgan, Lewis & Bockius LLP                       Distribution Co., SEI
(law firm) from 1976-2003,                        Investments-Global Fund
counsel to the Trust, SEI                         Services, Limited, SEI
Investments, the                                  Investments Global Limited,
Administrator and the                             SEI Investments (Europe),
Distributor. Director of                          Limited, SEI Investments
SEI Investments since 1974;                       (Asia) Limited, SEI Asset
Secretary of SEI                                  Korea Co., Ltd. Trustee of The
Investments since 1978.                           Advisors' Inner Circle Fund
                                                  II, SEI Investments, Bishop
                                                  Street Funds, SEI Asset
                                                  Allocation Trust, SEI Daily
                                                  Income Trust, SEI Index Funds,
                                                  SEI Institutional
                                                  International Trust, SEI
                                                  Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust and SEI Tax Exempt
                                                  Trust.

--------------------------------------------------------------------------------
Attorney, Solo Practitioner          36           Trustee of The Advisors' Inner
since 1994. Partner,                              Circle Fund II, Bishop Street
Dechert, September 1987-                          Funds, SEI Asset Allocation
December 1993.                                    Trust, SEI Daily Income Trust,
                                                  SEI Index Funds, SEI
                                                  Institutional International
                                                  Trust, SEI Institutional
                                                  Investments Trust, SEI
                                                  Institutional Managed Trust,
                                                  SEI Liquid Asset Trust and SEI
                                                  Tax Exempt Trust, and the U.S.
                                                  Charitable Gift Trust.

--------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

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THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                        TERM OF
                                 POSITION(S)           OFFICE AND
      NAME, ADDRESS,              HELD WITH             LENGTH OF
          AGE 1                   THE TRUST           TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.           Trustee              (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                Trustee              (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                Trustee              (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON               Trustee              (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                              INNER CIRCLE FUND        OTHER DIRECTORSHIPS
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD            HELD BY BOARD
    DURING PAST 5 YEARS         MEMBER/OFFICER           MEMBER/OFFICER 3
--------------------------------------------------------------------------------

Chief Executive Officer,              36          Trustee, State Street
Newfound Consultants, Inc.                        Navigator Securities Lending
since April 1997. General                         Trust, since 1995. Trustee of
Partner, Teton Partners,                          The Fulcrum Trust. Trustee of
L.P., June 1991-December                          the Advisors' Inner Circle
1996; Chief Financial                             Fund II, Bishop Street Funds,
Officer, Nobel Partners,                          SEI Asset Allocation Trust,
L.P., March 1991-December                         SEI Daily Income Trust, SEI
1996; Treasurer and Clerk,                        Index Funds, SEI Institutional
Peak Asset Management.                            International Trust, SEI
Inc., since 1991.                                 Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust, SEI Tax Exempt
                                                  Trust, SEI Opportunity Master
                                                  Fund, L.P., and SEI
                                                  Opportunity Fund, L.P.

--------------------------------------------------------------------------------
Self-Employed Legal and               36          Trustee of The Advisors' Inner
Financial Services                                Circle Fund II and Bishop
Consultant since 2003.                            Street Funds.
State Street Bank Global
Securities and Cash
Operations from 1995 to
2003.

--------------------------------------------------------------------------------
Self-Employed Business                36          Director, Crown Pacific, Inc.
Consultant, Business                              Trustee of The Advisors' Inner
Project Inc. since 1997.                          Circle Fund II and Bishop
CEO and President, United                         Street Funds.
Grocers Inc. from 1997 to
2000.

--------------------------------------------------------------------------------
Retired.                              36          Director, Federal Agricultural
                                                  Mortgage Corporation. Trustee
                                                  of The Advisors' Inner Circle
                                                  Fund II and Bishop Street
                                                  Funds.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                              TERM OF
                                 POSITION(S)                OFFICE AND
      NAME, ADDRESS,             HELD WITH                   LENGTH OF
          AGE 1                  THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                President                 (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                 Controller and               (Since 2005)
47 yrs. old                Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                 Chief Compliance              (Since 2006)
44 yrs. old                        Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                Vice President               (Since 2007)
50 yrs. old                     and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                   Vice President               (Since 2004)
39 yrs. old                and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO          Assistant Vice President          (Since 2000)
39 yrs. old                and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA              Assistant Vice President          (Since 2006)
33 yrs. old                and Assistant Secretary

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                       RHJ FUNDS

--------------------------------------------------------------------------------

                                            NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                        INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                        OFFICER          HELD BY OFFICER
--------------------------------------------------------------------------------

Senior Operations Officer, SEI                 N/A                  N/A
Investments, Fund Accounting and
Administration (1996- present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of Investment
Management (1993-1996).

--------------------------------------------------------------------------------
Director, SEI Investments, Fund                N/A                  N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998 to
July 2005.

--------------------------------------------------------------------------------
Director of Investment Product                 N/A                  N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.

--------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;           N/A                  N/A
Associate, Stradley, Ronan, Stevens &
Young, 2004-2007; Counsel, ING
Variable Annuities, 1999-2002.

--------------------------------------------------------------------------------
Employed by SEI Investments Company            N/A                  N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING
Variable Annuities Group from
1999-2000.

--------------------------------------------------------------------------------
General Counsel, Vice President and            N/A                  N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.

--------------------------------------------------------------------------------
Vice President and Assistant                   N/A                  N/A
Secretary of SEI Investments
Management Corp. and SEI Global Funds
Services since 2005. Compliance
Officer of SEI Investments from
2001-2004. Account and Product
Consultant SEI Private Trust Company,
1998-2001.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                              TERM OF
                                 POSITION(S)                OFFICE AND
      NAME, ADDRESS,             HELD WITH                   LENGTH OF
          AGE 1                  THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JOSEPH M. GALLO                Vice President               (Since 2007)
34 yrs. old               and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                    AML Officer                 (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

                                            NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                        INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                       OFFICER           HELD BY OFFICER
--------------------------------------------------------------------------------

Corporate Counsel of SEI since 2007;           N/A                  N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal
Investigator, U.S. Department of
Labor 2002-2004; U.S. Securities and
Exchange Commission - Division of
Investment Management, 2003.

--------------------------------------------------------------------------------
Assistant Vice President and AML               N/A                  N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October 2002
to January 2004. Knowledge Management
Analyst at PricewaterhouseCoopers
Consulting from September 2000 to
October 2002.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds' investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Funds' service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the firm, investment strategy and key personnel, noting that the firm had recently retained a new chief compliance officer. The Adviser's representatives then reviewed the firm's investment philosophy and process. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Funds' policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding the Funds' performance since the Advisory Agreement was last approved, as well as information regarding the Funds' performance since its inception. The Board also compared the Funds' performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the performance of the Rice Hall James Micro Cap Portfolio and the Rice Hall James Mid Cap Portfolio were reasonable. The Board noted that, although the Rice Hall James Small/Mid Cap Portfolio underperformed its benchmark over various periods of time, its recent performance was not substantially below that of the Portfolio's peer group and did not necessitate any significant additional review.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Funds are designating the following items with regard to distributions paid during the year.

                                                                                                              QUALIFYING
                                      LONG          ORDINARY                                     QUALIFYING   SHORT-TERM
                                  CAPITAL GAIN       INCOME          TOTAL        QUALIFYING      DIVIDEND      CAPITAL
                                 DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)    GAIN (3)
                                 -------------   -------------   -------------   -------------   ----------   ----------
Mid Cap Portfolio ............       46.87%          53.13%         100.00%          26.60%        26.54%       100.00%
Small/Mid Cap Portfolio ......      100.00%           0.00%         100.00%           0.00%         0.00%         0.00%
Micro Cap Portfolio ..........      100.00%           0.00%         100.00%           0.00%         0.00%         0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

      THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

                                      NOTES

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.

RHJ-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.